Employee Benefit Plans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
Deferment percentage of base salary, minimum (in hundredths)	1.00%
Deferment percentage of base salary, maximum (in hundredths)	20.00%
Employer matching contribution (in hundredths)	6.00%
Maximum employer matching contribution percentage (in hundredths)	100.00%
Contributions to savings plan	$ 87,000	$ 81,000	$ 67,000
Contributions were made to the ESOP	$ 0	$ 0	$ 0
Shares held under ESOP (in shares)	16,420